UNSECURED BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2019
Unsecured Borrowings [Abstract]
Borrowings
	Balance as of
	December 31, 2019	December 31, 2018
	(Dollars in thousands)
Outstanding principal balance:
2021 Notes	$325,000	$325,000
2024 Notes	300,000	300,000
Total outstanding principal balance	625,000	625,000
Unamortized debt discounts and loan costs	(5,593)	(7,336)
Unsecured borrowings, net	$619,407	$617,664

2021 Notes [Member]
Unsecured Borrowings [Abstract]
Unsecured Debt Redemption Prices
The Company may redeem the 2021 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date.

If redeemed during the 12-month period commencing on October 15 of the years set forth below:	Redemption Price
2019	101.594%
2020 and thereafter	100.000%

2024 Notes [Member]
Unsecured Borrowings [Abstract]
Unsecured Debt Redemption Prices
On and after October 15, 2020, the Company may redeem the 2024 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date

If redeemed during the 12-month period commencing on October 15 of the years set forth below:	Redemption Price
2020	102.625%
2021	101.313%
2022 and thereafter	100.000%